Debt and Capital Lease Obligations (VM Notes) (Details) £ in Millions, $ in Millions		1 Months Ended
	Oct. 07, 2014 USD ($)	Apr. 30, 2014 USD ($)	Jan. 29, 2015	Jan. 28, 2015	Dec. 31, 2014 USD ($)	Dec. 31, 2014 GBP (£)	Oct. 07, 2014 GBP (£)	Apr. 30, 2014 GBP (£)	Mar. 28, 2014 USD ($)	Mar. 28, 2014 GBP (£)	Dec. 31, 2013 USD ($)
Debt Instrument [Line Items]
Estimated fair value					$ 46,151.1						$ 44,229.0
Carrying value					44,611.4						42,856.0
VM Notes [Member]
Debt Instrument [Line Items]
Estimated fair value					8,461.0						9,188.7
Carrying value					8,060.7						$ 9,150.1
Debt acceleration covenant threshold for event of default					$ 77.9	£ 50.0
Additional basis points used to determine redemption premium					0.50%	0.50%
Mandatory redemption percentage in event that certain assets sold or specific control changed					101.00%	101.00%
VM Senior Notes [Member]
Debt Instrument [Line Items]
Principal amount of debt					$ 8,028.4
Estimated fair value					8,461.0
Carrying value					8,060.7
Debt acceleration covenant threshold for event of default					116.9	£ 75.0
2022 VM 5.25% Dollar Senior Notes
Debt Instrument [Line Items]
Principal amount of debt					$ 95.0
Stated interest rate of debt					5.25%	5.25%
Estimated fair value					$ 90.5
Carrying value					95.8
2022 VM 4.875% Dollar Senior Notes
Debt Instrument [Line Items]
Principal amount of debt					$ 118.7
Stated interest rate of debt					4.875%	4.875%
Estimated fair value					$ 113.9
Carrying value					119.6
2022 VM Sterling Senior Notes
Debt Instrument [Line Items]
Principal amount of debt					$ 68.7	£ 44.1
Stated interest rate of debt					5.125%	5.125%
Estimated fair value					$ 69.7
Carrying value					69.3
2023 VM Dollar Senior Notes
Debt Instrument [Line Items]
Principal amount of debt					$ 530.0
Stated interest rate of debt					6.375%	6.375%
Estimated fair value					$ 555.8
Carrying value					$ 530.0
2018					103.188%	103.188%
2019					102.125%	102.125%
2020					101.063%	101.063%
2021					100.00%	100.00%
2022					100.00%	100.00%
2023 VM Sterling Senior Notes
Debt Instrument [Line Items]
Principal amount of debt					$ 389.5	£ 250.0
Stated interest rate of debt					7.00%	7.00%
Estimated fair value					$ 425.1
Carrying value					$ 389.5
2018					103.50%	103.50%
2019					102.333%	102.333%
2020					101.667%	101.667%
2021					100.00%	100.00%
2022					100.00%	100.00%
2024 VM Dollar Senior Notes [Member]
Debt Instrument [Line Items]
Principal amount of debt	$ 500.0				$ 500.0
Stated interest rate of debt	6.00%				6.00%	6.00%	6.00%
Estimated fair value					$ 525.0
Carrying value					$ 500.0
2019					103.00%	103.00%
2020					102.00%	102.00%
2021					101.00%	101.00%
2022					100.00%	100.00%
2023					100.00%	100.00%
2024 VM Sterling Senior Notes [Member]
Debt Instrument [Line Items]
Principal amount of debt	$ 467.4				$ 467.4	£ 300.0	£ 300.0
Stated interest rate of debt	6.375%				6.375%	6.375%	6.375%
Estimated fair value					$ 504.8
Carrying value					$ 467.4
2019					103.188%	103.188%
2020					102.125%	102.125%
2021					101.063%	101.063%
2022					100.00%	100.00%
2023					100.00%	100.00%
January 2021 VM Senior Secured Notes [Member]
Debt Instrument [Line Items]
Additional basis points used to determine redemption premium					0.25%	0.25%
January 2021 VM Sterling Senior Secured Notes
Debt Instrument [Line Items]
Principal amount of debt					$ 979.1	£ 628.4
Stated interest rate of debt					5.50%	5.50%
Estimated fair value					$ 1,055.0
Carrying value					992.2
January 2021 VM Dollar Senior Secured Notes
Debt Instrument [Line Items]
Principal amount of debt					$ 447.9
Stated interest rate of debt					5.25%	5.25%
Estimated fair value					$ 468.0
Carrying value					460.1
April 2021 VM Dollar Senior Secured Notes
Debt Instrument [Line Items]
Principal amount of debt					$ 1,000.0
Stated interest rate of debt					5.375%	5.375%
Estimated fair value					$ 1,033.1
Carrying value					$ 1,000.0
2017					102.688%	102.688%
2018					101.344%	101.344%
2019					100.00%	100.00%
2020					100.00%	100.00%
April 2021 VM Sterling Senior Secured Notes
Debt Instrument [Line Items]
Principal amount of debt					$ 1,713.9	£ 1,100.0
Stated interest rate of debt					6.00%	6.00%
Estimated fair value					$ 1,810.3
Carrying value					$ 1,713.9
2017					103.00%	103.00%
2018					101.50%	101.50%
2019					100.00%	100.00%
2020					100.00%	100.00%
VM Senior Secured Notes, 2025 [Member]
Debt Instrument [Line Items]
2019					102.75%	102.75%
2020					101.833%	101.833%
2021					100.00%	100.00%
2022					100.00%	100.00%
2023					100.00%	100.00%
2024 and thereafter					100.00%	100.00%
VM Sterling Senior Secured Notes, 2025 [Member]
Debt Instrument [Line Items]
Principal amount of debt					$ 670.0	£ 430.0			$ 670.0	£ 430.0
Stated interest rate of debt					5.50%	5.50%			5.50%	5.50%
Estimated fair value					$ 694.7
Carrying value					670.0
VM Dollar Senior Secured Notes, 2025 [Member]
Debt Instrument [Line Items]
Principal amount of debt					$ 425.0				$ 425.0
Stated interest rate of debt					5.50%	5.50%			5.50%	5.50%
Estimated fair value					$ 440.1
Carrying value					$ 425.0
VM Senior Secured Notes, 2029 [Member]
Debt Instrument [Line Items]
Original issue price, percentage		101.75%						101.75%
2021					103.125%	103.125%
2022					102.083%	102.083%
2023					101.042%	101.042%
2024 and thereafter					100.00%	100.00%
Original 2029 VM Senior Secured Notes [Member]
Debt Instrument [Line Items]
Principal amount of debt									$ 350.6	£ 225.0
Stated interest rate of debt		6.25%						6.25%	6.25%	6.25%
Additional 2029 VM Senior Secured Notes [Member]
Debt Instrument [Line Items]
Principal amount of debt		$ 272.7						£ 175.0
2018 VM Dollar Senior Secured Notes
Debt Instrument [Line Items]
Principal amount of debt		$ 1,000.0
Stated interest rate of debt		6.50%						6.50%
Gains (losses) on extinguishment of debt		$ (5.4)
Write-off of unamortized debt discount (premium)		(33.9)
Payment for debt redemption premium		32.4
Write off of deferred debt issuance cost		6.9
2018 VM Sterling Senior Secured Notes
Debt Instrument [Line Items]
Principal amount of debt		$ 1,363.4						£ 875.0
Stated interest rate of debt		7.00%						7.00%
Gains (losses) on extinguishment of debt		$ 5.2
Write-off of unamortized debt discount (premium)		(61.8)
Payment for debt redemption premium		51.3
Write off of deferred debt issuance cost		$ 5.3
2019 VM Senior Notes [Member]
Debt Instrument [Line Items]
Gains (losses) on extinguishment of debt	$ 32.5
Write-off of unamortized debt discount (premium)	(75.2)
Payment for debt redemption premium	39.3
Write off of deferred debt issuance cost	$ 3.4
2019 VM Dollar Senior Notes
Debt Instrument [Line Items]
Stated interest rate of debt	8.375%						8.375%
Principal amount of debt redeemed	$ 507.1
2019 VM Sterling Senior Notes
Debt Instrument [Line Items]
Stated interest rate of debt	8.875%						8.875%
Principal amount of debt redeemed	$ 395.0						£ 253.5
2029 VM Sterling Senior Secured Notes [Member]
Debt Instrument [Line Items]
Principal amount of debt					$ 623.2	£ 400.0
Stated interest rate of debt					6.25%	6.25%
Estimated fair value					$ 675.0
Carrying value					$ 627.9
Long-term Debt [Member] | 2025 VM 5.125% Senior Secured Notes [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Mandatory redemption percentage in event that certain assets sold or specific control changed			101.00%	101.00%